Operating context (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
G A C [Member]
IfrsStatementLineItems [Line Items]
Entity	GAC
Date of incorporation	Mar. 23, 2006
Location	Cayman Islands
Principal activity	Aircraft acquisition
Type of control	Direct
% of interest in the capital stock	100.00%	100.00%
Gol Finance Inc [Member]
IfrsStatementLineItems [Line Items]
Entity	Gol Finance Inc.
Date of incorporation	Mar. 16, 2006
Location	Cayman Islands
Principal activity	Fundraising
Type of control	Direct
% of interest in the capital stock	100.00%	100.00%
Gol Finance [Member]
IfrsStatementLineItems [Line Items]
Entity	Gol Finance
Date of incorporation	Jun. 21, 2013
Location	Luxembourg
Principal activity	Fundraising
Type of control	Direct
% of interest in the capital stock	100.00%	100.00%
G L A [Member]
IfrsStatementLineItems [Line Items]
Entity	GLA
Date of incorporation	Apr. 09, 2007
Location	Brazil
Principal activity	Flight transportation
Type of control	Direct
% of interest in the capital stock	100.00%	100.00%
G T X [Member]
IfrsStatementLineItems [Line Items]
Entity	GTX
Date of incorporation	Feb. 08, 2021
Location	Brazil
Principal activity	Equity investments
Type of control	Direct
% of interest in the capital stock	100.00%	100.00%
Smiles Fidelidade [Member]
IfrsStatementLineItems [Line Items]
Entity	Smiles Fidelidade
Date of incorporation	Feb. 06, 2023
Location	Brazil
Principal activity	Loyalty program
Type of control	Indirect
% of interest in the capital stock	100.00%
Smiles Viagens [Member]
IfrsStatementLineItems [Line Items]
Entity	Smiles Viagens
Date of incorporation	Aug. 10, 2017
Location	Brazil
Principal activity	Tourism agency
Type of control	Indirect
% of interest in the capital stock	100.00%	100.00%
Smiles Fidelidade Argentina [Member]
IfrsStatementLineItems [Line Items]
Entity	Smiles Fidelidade Argentina
Date of incorporation	Nov. 07, 2018
Location	Argentina
Principal activity	Loyalty program
Type of control	Indirect
% of interest in the capital stock	100.00%	100.00%
Smiles Viajes Argentina [Member]
IfrsStatementLineItems [Line Items]
Entity	Smiles Viajes Argentina
Date of incorporation	Nov. 20, 2018
Location	Argentina
Principal activity	Tourism agency
Type of control	Indirect
% of interest in the capital stock	100.00%	100.00%
Air Fim [Member]
IfrsStatementLineItems [Line Items]
Entity	AirFim
Date of incorporation	Nov. 07, 2003
Location	Brazil
Principal activity	Investment fund
Type of control	Indirect
% of interest in the capital stock	100.00%	100.00%
Fundo Sorriso [Member]
IfrsStatementLineItems [Line Items]
Entity	Fundo Sorriso
Date of incorporation	Jul. 14, 2014
Location	Brazil
Principal activity	Investment fund
Type of control	Indirect
% of interest in the capital stock	100.00%	100.00%